Supplement dated August 23, 2021
to
the Prospectus and Summary Prospectus of the following Fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Intermediate Municipal Bond Fund	3/1/2021
Effective September 1, 2021, the following changes are hereby made to the Prospectus and Summary Prospectus for the Fund.
The information in the Fees and Expenses table and under the caption "Example" under the section “Fees and Expenses of the Fund” in the Summary Prospectus and the “Summary of the Fund – Fees and Expenses of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class V	Classes Adv, Inst, Inst2 and Inst3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	4.75%	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75% (a)	1.00% (b)	1.00% (c)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class V
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and/or service (12b-1) fees	0.20%	0.00%	0.80%	0.00%	0.00%	0.00%	0.00%
Other expenses	0.15%	0.15%	0.15%	0.15%	0.09%	0.04%	0.30%
Total annual Fund operating expenses (d)	0.82%	0.62%	1.42%	0.62%	0.56%	0.51%	0.77%
Less: Fee waivers and/or expense reimbursements (e)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.61%	0.41%	1.21%	0.41%	0.35%	0.30%	0.56%
(a)	This charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the
Financial Highlights
section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(e)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.61% for Class A, 0.41% for Class Adv, 1.21% for Class C, 0.41% for Class Inst, 0.35% for Class Inst2, 0.30% for Class Inst3 and 0.56% for Class V.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund on approximately the 8-year anniversary of the Class C shares purchase date (Class C Shares 8-Year Conversion Policy). Class C shares’ 10-year cost examples below reflect the Class C Shares 8-Year Conversion Policy.

Since the waivers
and
/or
reimbursements
shown
in the Annual Fund
Operating
Expenses table above expire as
SUP167_10_003_(08/21)

indicated in the preceding table, they are only reflected in the 1 year example
and the first year of the other examples. Although your actual costs
may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$360	$534	$721	$1,264
Class Adv (whether or not shares are redeemed)	$ 42	$177	$325	$ 754
Class C (assuming redemption of all shares at the end of the period)	$223	$429	$756	$1,520
Class C (assuming no redemption of shares)	$123	$429	$756	$1,520
Class Inst (whether or not shares are redeemed)	$ 42	$177	$325	$ 754
Class Inst2 (whether or not shares are redeemed)	$ 36	$158	$292	$ 681
Class Inst3 (whether or not shares are redeemed)	$ 31	$142	$264	$ 620
Class V (whether or not shares are redeemed)	$530	$689	$863	$1,365
The rest of the section remains the same.
The information that appears under the subsection “Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through February 28, 2023, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Intermediate Municipal Bond Fund
Class A	0.61%
Class Adv	0.41%
Class C	1.21%
Class Inst	0.41%
Class Inst2	0.35%
Class Inst3	0.30%
Class V	0.56%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance.
The Fund’s returns shown in the
Performance Information
section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
The rest of the section remains the same.
The information in the table that appears under the "Choosing a Share Class – Distribution and Service Fees" section of the Prospectus is hereby superseded and replaced with the following:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25% (c)	up to 0.35% (a)(c)(d)
Class Adv	None	None	None
Class C	0.75% (b)(d)(e)	0.25% (c)	1.00% (c)(d)
Class Inst	None	None	None
Class Inst2	None	None	None

SUP167_10_003_(08/21)

	Distribution Fee	Service Fee	Combined Total
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	— (f)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50% (d)(f)
Class V	None	up to 0.50% (g)	up to 0.50% (g)
(a)	The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Global Technology Growth Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Growth Fund, Columbia Total Return Bond Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Fund I, Columbia Strategic California Municipal Income Fund, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund, Columbia U.S. Social Bond Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax-Exempt Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)	The distribution fee for Class C shares of certain Funds vary. The annual distribution fee for Class C shares shall be 0.55% for Columbia Short Term Bond Fund and Columbia Corporate Income Fund, 0.60% for Columbia Intermediate Municipal Bond Fund, and 0.65% for Columbia U.S. Treasury Index Fund, of the average daily net assets of the Fund’s Class C shares.
(c)	The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A and Class C shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually. The Distributor has contractually agreed to waive a portion of the service fee for Class A shares of Columbia Strategic California Municipal Income Fund so that the service fee does not exceed 0.20% annually through February 28, 2022 unless modified or sooner terminated at the sole discretion of the Fund’s Board.
(d)	Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund, which, for Class A shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The payment of the distribution and/or service fees payable by Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2021. This arrangement may be modified or terminated at the sole discretion of Columbia Government Money Market Fund’s Board at any time. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)	The Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually through the specified date for each Fund: 0.45% for Columbia Connecticut Intermediate Municipal Bond Fund through February 28, 2022, Columbia Massachusetts Intermediate Municipal Bond Fund through February 28, 2022, Columbia New York Intermediate Municipal Bond Fund through February 28, 2022, Columbia Oregon Intermediate Municipal Bond Fund through November 30, 2021, Columbia Strategic California Municipal Income Fund through February 28, 2022, and Columbia Strategic New York Municipal Income Fund through February 28, 2022; 0.60% for Columbia High Yield Municipal Fund through September 30, 2021, and Columbia Tax-Exempt Fund through November 30, 2021. These arrangements may be sooner terminated at the sole discretion of each Fund’s Board.

SUP167_10_003_(08/21)

(f)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(g)	The shareholder servicing fees for Class V shares are up to 0.50% of average daily net assets attributable to Class V shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.25% for equity Funds and 0.15% for fixed-income Funds. These fees for Class V shares are not paid pursuant to a Rule 12b-1 plan. See
Class V Shareholder Service Fees
below for more information.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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